Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	BRAZIL — 9.5%
108,150	Banco ABC Brasil S.A.	$298,671
142,435	BR Properties S.A.	234,294
16,459	Cosan Ltd. - Class A	285,234
78,072	Duratex S.A.	283,527
65,791	JSL S.A.	114,954
26,590	Lojas Renner S.A.	201,537
70,252	MRV Engenharia e Participacoes S.A.	243,957
51,375	Qualicorp Consultoria e Corretora de Seguros S.A.	292,115
89,060	Randon S.A. Implementos e Participacoes	226,418
72,388	SLC Agricola S.A.	458,164
		2,638,871
	CANADA — 1.5%
38,785	Fairfax India Holdings Corp. *,1	416,939
	CHINA — 11.6%
69,647	China Conch Venture Holdings Ltd.	331,151
234,877	China Yongda Automobiles Services Holdings Ltd.	328,694
21,748	ENN Energy Holdings Ltd.	335,405
249,440	Fosun International Ltd.	378,637
68,979	Haier Smart Home Co., Ltd. - Class H *	285,585
106,775	Haitian International Holdings Ltd.	384,963
249,996	KWG Group Holdings Ltd.	331,231
1	KWG Living Group Holdings Ltd. *	0
286,606	Topsports International Holdings Ltd. [1]	464,433
175,661	TravelSky Technology Ltd. - Class H	391,392
		3,231,491
	CYPRUS — 1.2%
15,827	Polymetal International PLC	341,580
	FRANCE — 1.1%
6,874	Rubis SCA	311,140
	HONG KONG — 3.4%
337,320	Far East Horizon Ltd.	347,787
446,918	WH Group Ltd. [1]	362,161
102,177	Xinyi Glass Holdings Ltd.	247,162
		957,110
	INDIA — 12.7%
102,655	Ambuja Cements Ltd.	341,792
41,935	Cyient Ltd.	346,896
40,404	Finolex Industries Ltd.	319,103
147,710	Hindalco Industries Ltd.	454,583
166,698	India Grid Trust [1]	308,067

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
36,064	Mahindra & Mahindra Ltd.	$369,423
14,963	Mphasis Ltd.	313,224
98,231	Petronet LNG Ltd.	318,611
239,577	Redington India Ltd.	442,006
44,304	UPL Ltd.	340,160
		3,553,865
	INDONESIA — 2.4%
4,401,826	Media Nusantara Citra Tbk P.T. *	323,335
9,767,863	Pakuwon Jati Tbk P.T. *	333,504
		656,839
	LUXEMBOURG — 1.3%
5,410	Befesa S.A. [1]	359,021
	MEXICO — 3.6%
257,624	Concentradora Fibra Danhos S.A. de C.V. - REIT	307,404
335,297	Genomma Lab Internacional S.A.B. de C.V. - Class B *	343,328
247,936	GMexico Transportes S.A.B. de C.V. [1]	356,199
		1,006,931
	PHILIPPINES — 1.0%
377,559	Puregold Price Club, Inc.	282,140
	POLAND — 1.2%
10,762	LiveChat Software S.A.	323,574
	RUSSIA — 1.4%
182,514	Detsky Mir PJSC [1]	344,154
20,789	Detsky Mir PJSC	39,434
		383,588
	SINGAPORE — 1.2%
303,491	Ascendas India Trust	342,741
	SOUTH AFRICA — 2.7%
18,441	Bid Corp. Ltd.	306,228
35,319	Northam Platinum Ltd. *	438,783
		745,011
	SOUTH KOREA — 17.9%
16,345	Cheil Worldwide, Inc.	281,353
15,531	Doosan Bobcat, Inc.	418,604
7,750	Fila Holdings Corp.	295,627
14,152	Hanon Systems	210,564
1,859	Hansol Chemical Co., Ltd.	319,006
5,799	Innocean Worldwide, Inc.	331,531

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
10,627	KB Financial Group, Inc. *	$383,691
4,708	LG Corp.	416,312
9,889	NICE Information Service Co., Ltd.	187,994
6,615	Osstem Implant Co., Ltd. *	405,648
2,472	Samsung Electro-Mechanics Co., Ltd.	449,628
337	Samsung SDI Co., Ltd.	220,162
1,672	Samsung SDS Co., Ltd.	291,154
1,758	Soulbrain Co., Ltd.	420,667
4,025	Zinus, Inc.	364,941
		4,996,882
	TAIWAN — 16.6%
120,034	Chipbond Technology Corp.	295,376
199,579	Getac Technology Corp.	342,016
246,056	Lite-On Technology Corp.	481,910
91,316	Micro-Star International Co., Ltd.	423,994
136,620	Powertech Technology, Inc.	473,712
14,018	Poya International Co., Ltd.	289,650
36,212	Sinbon Electronics Co., Ltd.	323,561
46,428	Sino-American Silicon Products, Inc.	250,162
205,313	Tong Yang Industry Co., Ltd.	262,279
80,074	Tripod Technology Corp.	366,129
231,330	WPG Holdings Ltd.	354,739
588,456	Yuanta Financial Holding Co., Ltd.	417,115
83,395	Zhen Ding Technology Holding Ltd.	338,280
		4,618,923
	TURKEY — 2.1%
143,945	Eregli Demir ve Celik Fabrikalari TAS	281,272
101,292	Ulker Biskuvi Sanayi A.S. *	312,218
		593,490
	UNITED KINGDOM — 3.6%
139,277	Helios Towers PLC *	303,303
17,775	Mondi PLC	417,685
257,928	Vivo Energy PLC [1]	273,865
		994,853
	UNITED STATES — 1.2%
43,025	Kosmos Energy Ltd.	95,516
167,190	Samsonite International S.A. *,1	240,403
		335,919
	Total Common Stocks
	(Cost $22,404,244)	27,090,908

Vaughan Nelson Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2021 (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
1	Banco ABC Brasil S.A. , Expiration Date: February 08, 2021 *	$0
	Total Rights
	(Cost $0)	0

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$713,648	UMB Money Market Fiduciary , 0.01%*,2	713,648
	Total Short-Term Investments
	(Cost $713,648)	713,648
	TOTAL INVESTMENTS — 99.7%
	(Cost $23,117,892)	27,804,556
	Other Assets in Excess of Liabilities — 0.3%	78,244
	TOTAL NET ASSETS — 100.0%	$27,882,800

PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,125,242, which represents 11.21% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.